Exploration and Evaluation Costs	6 Months Ended
Jun. 30, 2022
Exploration and Evaluation Costs
Exploration and Evaluation Costs
Note 8: Exploration and evaluation costs

For the three and six months ended June 30, 2022 and 2021, the Company’s exploration and evaluation costs were as follows:

	Quebec	Nunavut	British Columbia	Total
Assaying	$267	$10	$-	$277
Exploration drilling	699	-	-	699
Camp cost, equipment, and field supplies	319	39	-	358
Geological consulting services	30	2	-	32
Geophysical analysis	7	-	-	7
Permitting, environmental and community costs	63	60	-	123
Expediting and mobilization	4	-	-	4
Salaries and wages	768	20	-	788
Fuel and consumables	187	-	-	187
Aircraft and travel	144	-	-	144
Share-based compensation	190	5	-	195
Three months ended June 30, 2022	$2,678	$136	$-	$2,814

	Quebec	Nunavut	British Columbia	Total
Assaying	$719	$10	$2	$732
Exploration drilling	1091	30	-	1,121
Camp cost, equipment, and field supplies	382	63	5	450
Geological consulting services	83	-	1	84
Geophysical analysis	-	-	-	-
Permitting, environmental and community costs	27	47	15	89
Expediting and mobilization	44	41	-	85
Salaries and wages	598	35	13	646
Fuel and consumables	136	-	-	136
Aircraft and travel	55	2	-	57
Share-based compensation	114	22	6	142
Three months ended June 30, 2021	$3,250	$250	$42	$3,542
	Quebec	Nunavut	British Columbia	Total
Assaying	$429	$28	$2	$459
Exploration drilling	713	-	-	713
Camp cost, equipment, and field supplies	450	97	10	557
Geological consulting services	6	4	-	10
Geophysical analysis	127	-	-	127
Permitting, environmental and community costs	92	119	-	211
Expediting and mobilization	6	-	-	6
Salaries and wages	1,211	34	1	1,246
Fuel and consumables	267	-	-	267
Aircraft and travel	163	-	-	163
Share-based compensation	320	6	1	327
Six months ended June 30, 2022	$3,784	$288	$14	$4,086

	Quebec	Nunavut	British Columbia	Total
Assaying	$1,098	$40	$16	$1,154
Exploration drilling	2,363	30	-	2,393
Camp cost, equipment, and field supplies	757	122	8	887
Geological consulting services	259	34	3	296
Geophysical analysis	149	-	-	149
Permitting, environmental and community costs	122	81	28	231
Expediting and mobilization	51	41	-	92
Salaries and wages	1,102	80	33	1,215
Fuel and consumables	310	35	-	345
Aircraft and travel	116	2	1	119
Share-based compensation	274	56	19	349
Six months ended June 30, 2021	$6,601	$521	$108	$7,230